Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

The accrued expenses consist of:

	December 31, 2024		December 31, 2025

Accrued payroll expenses	472,463		66,980
Accrued interest expense	981,293		739,775
Accrued general and administrative expenses	75,216		86,221
Accrued commissions	177,534		159,472
Accrued liability for emission allowances	67,915		942,604
Other accrued expenses	2,079,645	(1)	1,075,578
Total	3,854,066		3,070,630

(1) It includes a provision of $1,500,000 as of December 31, 2024, relating to a fine of $1,125,000 plus a $375,000 donation in relation to the incident of M/V "Good Heart" (refer Note 10).